Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Shares		Fair Value

	COMMON STOCKS - 97.8%
	ADVERTISING - 0.5%
272	Trade Desk, Inc. *	$ 110,568

	AEROSPACE/DEFENSE - 1.0%
5,759	Aerojet Rocketdyne Holdings, Inc. *	228,287

	AUTO PARTS & EQUIPMENT - 1.2%
7,185	Allison Transmission Holdings, Inc.	264,264

	BIOTECHNOLOGY - 10.1%
5,940	ACADIA Pharmaceuticals, Inc. *	287,912
638	Alnylam Pharmaceuticals, Inc. *	94,494
1,681	ANI Pharmaceuticals, Inc. *	54,364
2,329	Emergent BioSolutions, Inc. *	184,177
3,112	Exact Sciences Corp. *	270,557
1,436	Guardant Health, Inc. *	116,503
8,208	Halozyme Therapeutics, Inc. *	220,056
2,404	Intercept Pharmaceuticals, Inc. *	115,176
5,408	PTC Therapeutics, Inc. *	274,402
3,171	REGENXBIO, Inc. *	116,788
2,015	Seattle Genetics, Inc. *	342,389
4,831	Twist Bioscience Corp. *	218,844
		2,295,662
	BUILDING MATERIALS - 0.7%
1,765	American Woodmark Corp. *	133,522
1,813	Forterra, Inc. *	20,233
		153,755
	COMMERCIAL SERVICES - 4.4%
3,545	AMN Healthcare Services, Inc. *	160,376
2,592	Barrett Business Services, Inc.	137,713
780	Bright Horizons Family Solutions, Inc. *	91,416
3,758	Brink's Co.	171,027
870	Cass Information Systems, Inc.	33,956
850	Euronet Worldwide, Inc. *	81,447
4,148	Robert Half International, Inc.	219,139
675	WEX, Inc. *	111,382
		1,006,456
	COMPUTERS - 4.7%
100	EPAM Systems, Inc. *	25,201
2,882	ExlService Holdings, Inc. *	182,719
4,281	MAXIMUS, Inc.	301,596
7,736	Parsons Corp. *	280,353
6,534	Pure Storage, Inc. *	113,234
3,729	SecureWorks Corp. *	42,622
2,807	TTEC Holdings, Inc.	130,694
		1,076,419
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
7,700	Ares Management Corp.	305,690
2,882	Evercore, Inc.	169,807
3,492	LPL Financial Holdings, Inc.	273,773
		749,270
Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares		Fair Value

	COMMON STOCKS - 97.8% (Continued)
	ELECTRIC - 2.2%
96,510	Atlantic Power Corp. *	$ 193,020
4,667	El Paso Electric Co.	312,689
		505,709
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
2,624	Generac Holdings, Inc. *	319,944
15	Universal Display Corp.	2,244
		322,188
	ELECTRONICS - 1.4%
2,129	Atkore International Group, Inc. *	58,228
6,486	Fluidigm Corp. *	26,009
1,057	Hubbell, Inc.	132,506
2,964	Jabil, Inc.	95,085
		311,828
	ENERGY-ALTERNATE SOURCES - 0.9%
8,889	TPI Composites, Inc. *	207,736

	ENTERTAINMENT - 1.2%
249	Eldorado Resorts, Inc. *	9,975
1,394	Vail Resorts, Inc.	253,917
		263,892
	FOOD - 2.8%
6,072	BellRing Brands, Inc. *	121,076
6,470	Performance Food Group Co. *	188,536
12,532	Sprouts Farmers Market, Inc. *	320,694
		630,306
	HEALTHCARE-PRODUCTS - 9.6%
5,817	Alphatec Holdings, Inc. *	27,340
168	Atrion Corp.	107,018
3,739	Bruker Corp.	152,103
7,915	Castle Biosciences, Inc. *	298,316
124,953	Conformis, Inc. *	102,461
9,080	Cutera, Inc. *	110,504
6,533	Globus Medical, Inc. *	311,689
5,567	iRadimed Corp. *	129,210
5,430	LeMaitre Vascular, Inc.	143,352
2,295	NuVasive, Inc. *	127,740
1,416	Quidel Corp. *	316,816
7,128	Surmodics, Inc. *	308,215
2,923	Varex Imaging Corp. *	44,283
		2,179,047
	HEALTHCARE-SERVICES - 2.3%
982	Amedisys, Inc. *	194,966
435	Chemed Corp.	196,215
1,511	Medpace Holdings, Inc. *	140,553
		531,734
	HOME BUILDERS - 1.3%
87	NVR, Inc. *	283,511

	HOME FURNISHINGS - 2.8%
4,497	Dolby Laboratories, Inc.	296,217
23,784	Sonos, Inc. *	347,960
		644,177
Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares		Fair Value

	COMMON STOCKS - 97.8% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 0.1%
125	Avery Dennison Corp.	$ 14,261

	HOUSEWARES - 1.1%
3,872	Toro Co.	256,868

	INSURANCE - 0.2%
509	Palomar Holdings, Inc. *	43,652

	INTERNET - 4.0%
1,810	Cogent Communications Holdings, Inc.	140,022
15,731	Eventbrite, Inc. *	134,815
13,560	FireEye, Inc. *	165,093
2,688	NIC, Inc.	61,716
2,139	Roku, Inc. *	249,258
4,788	Shutterstock, Inc.	167,436
		918,340
	LEISURE TIME - 1.0%
2,573	Polaris, Inc.	238,131

	MACHINERY-DIVERSIFIED - 0.7%
6,128	Ichor Holdings Ltd. *	162,882

	MISCELLANEOUS MANUFACTURING - 1.8%
2,433	Chase Corp.	249,383
10,503	Myers Industries, Inc.	152,819
		402,202
	OFFICE/BUSSINESS EQUIPMENT - 0.7%
594	Zebra Technologies Corp. *	152,034

	OIL & GAS - 0.3%
640	Murphy USA, Inc. *	72,058

	PHARMACEUTICALS - 7.5%
3,491	BioSpecifics Technologies Corp. *	213,928
38,841	Clovis Oncology, Inc. *	239,072
808	DexCom, Inc. *	304,861
8,893	Horizon Therapeutics PLC *	341,372
4,276	La Jolla Pharmaceutical Co. *	18,216
537	Neurocrine Biosciences, Inc. *	65,514
1,463	Sarepta Therapeutics, Inc. *	234,577
25,595	Voyager Therapeutics, Inc. *	295,724
		1,713,264
	RETAIL - 6.3%
276	Asbury Automotive Group, Inc. *	21,343
1,468	Burlington Stores, Inc. *	289,093
1,043	Carvana Co. *	125,369
144	Domino's Pizza, Inc.	53,199
17,796	Kura Sushi USA, Inc. *	254,127
131,707	Waitr Holdings, Inc. *	346,389
14,334	Wendy's Co.	312,195
458	Williams-Sonoma, Inc.	37,561
		1,439,276
Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares		Fair Value

	COMMON STOCKS - 97.8% (Continued)
	SEMICONDUCTORS - 2.9%
2,572	Inphi Corp. *	$ 302,210
4,204	Teradyne, Inc.	355,280
		657,490
	SOFTWARE - 14.7%
16,217	American Software, Inc.	255,580
1,713	Blackbaud, Inc.	97,778
31,712	Digital Turbine, Inc. *	398,620
1,848	DocuSign, Inc. *	318,244
3,704	Domo, Inc. *	119,158
4,211	Envestnet, Inc. *	309,677
1,414	Everbridge, Inc. *	195,641
748	Fair Isaac Corp. *	312,694
2,337	J2 Global, Inc. *	147,722
1,594	Jack Henry & Associates, Inc.	293,344
882	MicroStrategy, Inc. *	104,332
18,375	MobileIron, Inc. *	90,589
7,424	Progress Software Corp.	287,680
3,970	Teradata Corp. *	82,576
34,447	Zynga, Inc. *	328,624
		3,342,259
	TELECOMMUNICATIONS - 2.6%
1,722	Acacia Communications, Inc. *	115,701
68,718	Gogo, Inc. *	217,149
20,079	Viavi Solutions, Inc. *	255,806
		588,656
	TRANSPORTATION - 1.1%
2,160	Landstar System, Inc.	242,590

	WATER - 1.0%
21,934	Global Water Resources, Inc.	231,184

	TOTAL COMMON STOCKS (Cost $19,599,315)	22,239,956

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.7%
4,254	Americold Realty Trust	154,420
2,675	Equity LifeStyle Properties, Inc.	167,134
2,045	Iron Mountain, Inc.	53,375
	TOTAL REITs (Cost $400,025)	374,929

	TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost $19,999,340)	$ 22,614,885
	ASSETS IN EXCESS OF LIABILITIES - 0.5%	119,253
	TOTAL NET ASSETS - 100.0%	$ 22,734,138

PLC - Public Limited Company
* Non-Income producing security.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks			$ 22,239,956	$ -	$ -	$ 22,239,956
Real Estate Investment Trusts			374,929	-	-	374,929
Total			$ 22,614,885	$ -	$ -	$ 22,614,885

The Fund did not hold any Level 3 securities during the period.
Security Loans – The Fund has entered into a securities lending agreement with U.S. Bank National Association as of October 2018, previously Huntington National Bank. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The cash collateral is invested in short-term investments as noted in the Fund’s Schedule of Investments. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 19,997,720	$ 4,505,745	$ (1,888,580)	$ 2,617,165